JENNISON NATURAL RESOURCES FUND, INC

Gateway Center Three, 4th Floor

Newark, NJ 07102

August 1, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Jennison Natural Resources Fund, Inc. (the “Fund”)

File No. 33-15166

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 32, which was filed electronically via EDGAR on July 31, 2007.

JENNISON NATURAL RESOURCES FUND, INC.

By: /s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary